Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Australia — 8.4%
AGL Energy Ltd.	93,600	$ 570,077
Altium Ltd.	14,800	625,298
ASX Ltd.(1)	3,000	122,550
Atlas Arteria Ltd.(1)	59,800	199,160
Aurizon Holdings Ltd.	93,148	228,795
BHP Group Ltd.	48,944	1,342,344
Brambles Ltd.	73,365	690,192
BWP Trust(1)	58,794	134,543
CAR Group Ltd.	53,200	1,153,562
Centuria Industrial REIT(1)	53,000	108,219
Centuria Office REIT(1)	67,500	51,481
Charter Hall Long Wale REIT(1)	23,400	50,614
Charter Hall Retail REIT(1)	75,300	160,672
Codan Ltd.	32,850	231,515
Coles Group Ltd.	80,600	840,595
Commonwealth Bank of Australia	13,800	1,011,120
Computershare Ltd.	36,200	635,975
CSL Ltd.	15,810	2,809,059
CSR Ltd.	20,400	116,357
Data#3 Ltd.	37,500	184,445
Dexus(1)	66,800	303,420
Elders Ltd.(1)	17,500	95,081
Endeavour Group Ltd.(1)	77,400	266,171
G8 Education Ltd.(1)	155,500	122,143
GrainCorp Ltd., Class A	19,300	106,047
Hansen Technologies Ltd.	66,850	202,569
HomeCo Daily Needs REIT(1)(2)	250,400	196,323
Incitec Pivot Ltd.	148,000	265,747
Infomedia Ltd.	61,241	65,167
IRESS Ltd.(3)	53,584	292,856
Lottery Corp. Ltd.	183,800	573,362
Medibank Pvt Ltd.(1)	101,100	231,707
Mirvac Group(1)	244,300	320,099
National Australia Bank Ltd.	27,100	587,461
National Storage REIT	86,600	119,415
New Hope Corp. Ltd.	55,500	161,451
NEXTDC Ltd.(1)(3)	67,900	720,791
nib holdings Ltd.	37,000	176,695
Northern Star Resources Ltd.	11,200	106,162
Orica Ltd.	22,699	262,826
Origin Energy Ltd.	191,900	1,211,160
Orora Ltd.(1)	116,205	162,884
QBE Insurance Group Ltd.	14,900	170,441
Region RE Ltd.(1)	118,852	166,613
Security	Shares	Value
Australia (continued)
Ridley Corp. Ltd.	55,600	$ 81,121
Rio Tinto Ltd.(1)	6,100	507,668
Santos Ltd.	147,200	722,364
Scentre Group	230,461	466,695
Steadfast Group Ltd.	57,200	208,175
Stockland	139,200	394,370
Suncorp Group Ltd.	13,000	138,845
Tabcorp Holdings Ltd.	537,100	252,016
Technology One Ltd.	36,588	378,949
Telstra Group Ltd.	485,173	1,146,276
TPG Telecom Ltd.(1)	189,263	547,016
Transurban Group	130,241	1,045,634
Vicinity Ltd.	140,600	172,174
Viva Energy Group Ltd.(4)	41,423	90,695
Washington H Soul Pattinson & Co. Ltd.(1)	7,200	150,679
Waypoint REIT Ltd.	90,348	135,569
Weebit Nano Ltd.(1)(3)	52,100	104,764
Wesfarmers Ltd.	43,985	1,884,283
Whitehaven Coal Ltd.	51,161	253,067
Woodside Energy Group Ltd.	75,689	1,356,120
Woolworths Group Ltd.	68,096	1,397,133
Yancoal Australia Ltd.(1)	46,200	164,931
		$ 29,751,708
Austria — 1.1%
ams-OSRAM AG(3)	39,000	$ 46,841
ANDRITZ AG	8,462	461,886
AT&S Austria Technologie & Systemtechnik AG	7,100	157,661
BAWAG Group AG(4)	1,668	99,598
CA Immobilien Anlagen AG	15,681	510,053
Erste Group Bank AG	7,789	363,241
Kontron AG	12,400	249,618
Mayr Melnhof Karton AG	1,059	126,731
OMV AG	10,303	488,892
PIERER Mobility AG	2,700	106,733
Schoeller-Bleckmann Oilfield Equipment AG	737	35,848
Telekom Austria AG	37,101	318,665
UNIQA Insurance Group AG	5,635	49,428
Verbund AG	6,087	464,993
voestalpine AG	10,446	278,961
		$ 3,759,149
Belgium — 2.1%
Ackermans & van Haaren NV	5,573	$ 957,927
Aedifica SA(1)	3,279	209,520
Ageas SA	4,531	207,980

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Anheuser-Busch InBev SA	15,089	$ 901,927
Argenx SE(3)	700	261,495
Barco NV(1)	10,606	147,137
Care Property Invest NV(1)(3)	5,528	82,023
Cofinimmo SA(1)	3,041	201,441
Colruyt Group NV	1,550	71,706
D'ieteren Group	3,450	744,243
Elia Group SA(1)	5,482	527,816
Gimv NV	1,766	82,442
KBC Group NV	8,974	666,626
Materialise NV ADR(3)	20,300	105,966
Melexis NV(1)	1,900	158,775
Montea NV	2,517	215,792
Proximus SADP	33,445	246,413
Solvay SA(1)	9,909	320,095
Syensqo SA(1)(3)	6,842	634,196
UCB SA(1)	5,542	734,925
Xior Student Housing NV(2)	4,621	137,476
		$ 7,615,921
Denmark — 4.4%
AP Moller - Maersk AS, Class A	200	$ 283,638
AP Moller - Maersk AS, Class B	187	270,976
Better Collective AS(1)(3)	4,800	128,582
Carlsberg AS, Class B	11,673	1,570,169
Cementir Holding NV	9,771	103,459
D/S Norden AS	3,400	143,360
Danske Bank AS	50,200	1,445,107
FLSmidth & Co. AS	4,700	234,545
H Lundbeck AS	40,500	196,936
ISS AS	12,600	235,915
Matas AS	10,900	175,582
Novo Nordisk AS, Class B	32,908	4,220,194
Novonesis (Novozymes) B, Class B	36,408	2,016,155
Orsted AS(3)(4)	20,773	1,141,649
Pandora AS	10,365	1,577,552
Per Aarsleff Holding AS	2,300	107,772
Scandinavian Tobacco Group AS(4)	28,050	453,125
Svitzer AS(3)	774	26,009
Topdanmark AS	9,927	414,143
TORM PLC, Class A	4,716	162,909
Tryg AS	29,120	576,350
		$ 15,484,127
Finland — 2.1%
Citycon OYJ(1)	9,400	$ 38,457
Security	Shares	Value
Finland (continued)
Elisa OYJ	16,997	$ 766,384
Fortum OYJ(1)	54,610	719,617
Huhtamaki OYJ(1)	3,000	114,967
Kesko OYJ, Class B	40,209	686,463
Kojamo OYJ(1)(3)	27,189	300,352
Kone OYJ, Class B	12,323	600,709
Konecranes OYJ	3,600	189,199
Neste OYJ	21,835	494,980
Nokia OYJ	181,827	661,005
Nordea Bank Abp	63,982	743,741
Orion OYJ, Class B(1)	18,188	694,492
TietoEVRY OYJ	4,494	84,807
Tokmanni Group Corp.(1)	42,498	644,933
UPM-Kymmene OYJ	18,785	658,323
YIT OYJ(1)	23,700	49,197
		$ 7,447,626
France — 8.5%
Air Liquide SA	14,487	$ 2,833,348
Airbus SE	3,700	608,864
Altarea SCA(1)	1,700	146,934
AXA SA(1)	32,502	1,122,995
BNP Paribas SA	14,900	1,072,232
Bollore SE	114,847	745,442
Bouygues SA(1)	5,016	184,866
Bureau Veritas SA	5,818	169,686
Capgemini SE	7,067	1,485,349
Carmila SA	10,540	177,077
Carrefour SA	18,800	316,277
Cie Generale des Etablissements Michelin SCA	15,760	605,478
Coface SA	9,300	143,114
Danone SA	20,672	1,293,805
Dassault Aviation SA	500	107,024
Dassault Systemes SE	16,100	631,956
Edenred SE	4,550	215,906
Eiffage SA	1,470	156,847
Engie SA(1)(3)	171,757	2,981,806
Gecina SA	4,534	462,929
Getlink SE	5,600	95,333
ICADE(1)	5,100	135,596
Klepierre SA	15,118	405,955
La Francaise des Jeux SAEM(4)	3,700	139,433
L'Oreal SA	1,000	468,853
LVMH Moet Hennessy Louis Vuitton SE	2,245	1,844,124
Mercialys SA(1)	6,500	70,357
Nexity SA(1)	8,700	97,580

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orange SA	117,282	$ 1,305,382
Pernod Ricard SA	5,500	831,832
Quadient SA	11,000	210,491
Safran SA	2,872	622,742
Sanofi SA	31,350	3,097,162
SCOR SE	10,867	354,566
SEB SA	1,980	233,688
Sopra Steria Group	2,000	437,916
SPIE SA	3,975	144,534
Thales SA	1,600	268,908
TotalEnergies SE	39,931	2,898,941
Vinci SA	4,112	481,828
Vivendi SE	77,095	784,341
		$ 30,391,497
Germany — 8.7%
Allianz SE	4,822	$ 1,368,411
BASF SE	29,581	1,549,942
Bayer AG	35,300	1,029,725
Bayerische Motoren Werke AG	6,320	688,560
Bayerische Motoren Werke AG, PFC Shares	4,529	465,362
BioNTech SE ADR(3)	6,100	541,802
Brenntag SE	2,200	175,567
Daimler Truck Holding AG	9,600	432,924
Deutsche Boerse AG	3,140	605,367
Deutsche Lufthansa AG(3)	20,168	144,335
Deutsche Telekom AG	128,895	2,952,413
Deutsche Wohnen SE	22,430	423,151
E.ON SE	236,953	3,137,724
Evonik Industries AG	13,100	273,013
Fielmann Group AG	2,817	131,352
Fraport AG Frankfurt Airport Services Worldwide(3)	2,100	105,143
Fresenius Medical Care AG	11,665	491,128
Fresenius SE & Co. KGaA	22,400	668,424
FUCHS SE	3,686	134,747
FUCHS SE, PFC Shares	6,177	288,462
GEA Group AG(3)	5,400	217,944
Hamborner REIT AG	30,510	208,169
Hannover Rueck SE	900	223,240
Henkel AG & Co. KGaA	10,296	740,370
Henkel AG & Co. KGaA, PFC Shares	23,418	1,860,367
K&S AG	18,200	272,271
Knorr-Bremse AG	901	66,859
Mercedes-Benz Group AG	16,300	1,232,946
MTU Aero Engines AG	1,265	304,760
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,669	$ 734,041
QIAGEN NV(3)	9,998	417,433
Rheinmetall AG	450	247,970
SAP SE	17,052	3,079,031
Siemens AG	7,440	1,393,761
Softwareone Holding AG	12,174	207,016
Suedzucker AG	40,318	575,442
Symrise AG	4,600	493,082
Talanx AG	1,900	142,908
Verbio SE	2,600	54,201
Volkswagen AG, PFC Shares	3,400	416,517
Vonovia SE	80,375	2,322,518
		$ 30,818,398
Hong Kong — 4.2%
AIA Group Ltd.	203,400	$ 1,489,773
ASMPT Ltd.	58,900	731,990
Bank of East Asia Ltd.	151,000	190,123
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	109,000	132,665
BOC Hong Kong Holdings Ltd.	108,500	332,563
Budweiser Brewing Co. APAC Ltd.(4)	459,500	639,252
Cafe de Coral Holdings Ltd.	84,000	87,120
Cathay Pacific Airways Ltd.(1)	142,000	152,870
China Tobacco International HK Co. Ltd.(2)	93,000	142,451
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	986,000	536,901
Chow Sang Sang Holdings International Ltd.	101,000	108,512
Chow Tai Fook Jewellery Group Ltd.	306,000	416,358
CK Asset Holdings Ltd.	90,500	386,035
CK Hutchison Holdings Ltd.	165,500	803,796
CLP Holdings Ltd.	120,500	947,860
C-Mer Eye Care Holdings Ltd.(2)(3)	190,000	71,601
DFI Retail Group Holdings Ltd.(1)	67,300	130,674
Galaxy Entertainment Group Ltd.	171,000	767,259
Hang Lung Group Ltd.	207,000	245,632
Hang Seng Bank Ltd.	19,000	250,545
HK Electric Investments & HK Electric Investments Ltd.(2)	726,500	434,609
HKT Trust & HKT Ltd.	1,154,999	1,275,093
Hong Kong Resources Holdings Co. Ltd.(3)	3,116	378
Hongkong Land Holdings Ltd.	105,600	337,411
Hutchison Telecommunications Hong Kong Holdings Ltd.	424,000	55,774
Jardine Matheson Holdings Ltd.	17,500	669,710
Luk Fook Holdings International Ltd.	76,000	182,199
MTR Corp. Ltd.	167,000	548,835
PAX Global Technology Ltd.	102,000	85,341
Power Assets Holdings Ltd.	133,000	762,908

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Shangri-La Asia Ltd.(3)	200,000	$ 139,498
Sino Land Co. Ltd.	252,000	269,438
Sun Hung Kai Properties Ltd.	68,500	631,910
Superb Summit International Group Ltd.(1)(5)	230,000	0
Viva Goods Company Ltd.(3)	808,000	76,030
VSTECS Holdings Ltd.	270,000	171,928
VTech Holdings Ltd.	46,200	267,045
Wharf Holdings Ltd.	94,000	302,432
Yue Yuen Industrial Holdings Ltd.	120,500	213,352
		$ 14,987,871
Ireland — 1.9%
Bank of Ireland Group PLC	127,740	$ 1,362,913
CRH PLC	15,571	1,205,830
DCC PLC	16,049	1,095,997
Fineos Corp. Ltd. CDI(3)	41,347	48,127
Glanbia PLC	6,635	125,974
Glenveagh Properties PLC(3)(4)	77,242	104,951
ICON PLC(3)	3,900	1,161,732
Irish Continental Group PLC	32,401	173,140
Irish Residential Properties REIT PLC(1)	74,174	78,378
Kerry Group PLC, Class A	13,718	1,180,549
Uniphar PLC(1)	20,481	56,314
		$ 6,593,905
Israel — 2.1%
Airport City Ltd.(3)	3,900	$ 59,924
Amot Investments Ltd.	23,381	98,063
AudioCodes Ltd.	3,200	34,624
Azrieli Group Ltd.	3,567	229,502
Bank Hapoalim BM	32,460	292,414
Bank Leumi Le-Israel BM	41,003	319,500
Bezeq The Israeli Telecommunication Corp. Ltd.	375,812	465,683
Check Point Software Technologies Ltd.(3)	1,200	179,304
Danel Adir Yeoshua Ltd.	1,100	99,533
Delek Automotive Systems Ltd.	12,000	67,596
Delek Group Ltd.	2,158	253,485
Delta Galil Ltd.	2,040	90,763
Elbit Systems Ltd.	1,444	293,937
Enlight Renewable Energy Ltd.(3)	27,990	449,870
Fattal Holdings 1998 Ltd.(3)	1,395	169,247
Fox Wizel Ltd.	2,702	214,539
Hilan Ltd.	2,300	129,126
ICL Group Ltd.	115,023	539,915
Inrom Construction Industries Ltd.	28,109	92,887
Israel Corp. Ltd.	709	168,960
Security	Shares	Value
Israel (continued)
Maytronics Ltd.	13,500	$ 115,407
Melisron Ltd.	2,750	188,650
Nice Ltd.(3)	1,294	289,352
Nova Ltd.(3)	552	93,415
Oil Refineries Ltd.	624,196	180,850
OPC Energy Ltd.(3)	38,701	290,742
Partner Communications Co. Ltd.(3)	56,700	264,989
Plus500 Ltd.	6,700	181,233
Reit 1 Ltd.	25,218	101,353
Shapir Engineering & Industry Ltd.(3)	22,700	123,838
Shufersal Ltd.	54,334	357,738
Strauss Group Ltd.	13,500	247,989
Tadiran Group Ltd.	700	48,703
Taro Pharmaceutical Industries Ltd.(3)	2,100	89,208
Teva Pharmaceutical Industries Ltd. ADR(3)	45,500	639,275
Tower Semiconductor Ltd.(3)	4,400	142,386
		$ 7,604,000
Italy — 4.2%
Assicurazioni Generali SpA	15,753	$ 384,097
Banca Popolare di Sondrio SpA	25,800	215,553
Banco BPM SpA	34,300	225,201
BFF Bank SpA(4)	8,900	114,210
Bio On SpA(1)(3)(5)	12,900	0
BPER Banca SpA	32,400	168,260
Buzzi SpA	13,469	485,292
Danieli & C Officine Meccaniche SpA(1)	3,000	103,547
Davide Campari-Milano NV(1)	70,565	707,682
De’Longhi SpA	2,450	80,342
Enav SpA(4)	45,920	188,850
Enel SpA	180,866	1,188,731
Eni SpA(1)	118,131	1,897,383
Ferrari NV	1,998	821,727
Fila SpA	5,500	51,677
Fincantieri SpA(1)(3)	128,000	96,973
Infrastrutture Wireless Italiane SpA(1)(4)	54,778	587,052
Italgas SpA(1)	24,300	134,699
Juventus Football Club SpA(1)(3)	77,177	145,292
Leonardo SpA(1)	23,600	542,376
Maire Tecnimont SpA(1)	21,145	175,116
PRADA SpA	8,700	70,951
Prysmian SpA(1)	14,584	791,304
RAI Way SpA(4)	46,700	265,208
Recordati Industria Chimica e Farmaceutica SpA	17,347	923,092
Sesa SpA(1)	1,200	124,788
Snam SpA(1)	62,700	286,870

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Stellantis NV	32,130	$ 710,924
Stevanato Group SpA(1)	17,000	476,680
STMicroelectronics NV	40,577	1,607,801
Technogym SpA(4)	13,845	130,565
Technoprobe SpA(1)(3)	16,800	133,861
Terna - Rete Elettrica Nazionale	36,600	293,236
UniCredit SpA(1)	17,146	629,333
Unipol Gruppo SpA	13,700	122,816
UnipolSai Assicurazioni SpA(1)	42,356	121,278
		$ 15,002,767
Japan — 12.7%
Activia Properties, Inc.	88	$ 218,412
Advance Residence Investment Corp.	45	97,291
Aeon Co. Ltd.	13,500	282,262
AEON REIT Investment Corp.	134	117,186
AGC, Inc.	1,900	70,251
Air Water, Inc.	12,300	184,687
Alfresa Holdings Corp.	13,900	205,991
Asahi Kasei Corp.	35,100	244,722
Astellas Pharma, Inc.	37,200	357,042
Azbil Corp.	3,900	108,927
Bandai Namco Holdings, Inc.	12,600	235,433
Bridgestone Corp.	4,300	189,746
Brother Industries Ltd.	7,500	132,667
Calbee, Inc.	7,600	165,996
Canon, Inc.	8,200	221,935
Central Japan Railway Co.	8,500	194,378
Chiba Bank Ltd.	14,600	123,327
Chubu Electric Power Co., Inc.	45,200	580,185
Comforia Residential REIT, Inc.	66	142,873
Concordia Financial Group Ltd.	17,300	93,215
Dai Nippon Printing Co. Ltd.	3,700	107,767
Daicel Corp.	19,800	183,904
Daiichi Sankyo Co. Ltd.	30,200	1,016,462
Daiwa House Industry Co. Ltd.	16,600	467,106
Daiwa House REIT Investment Corp.	157	263,725
Daiwa Office Investment Corp.(1)	35	127,607
DeNA Co. Ltd.	17,400	175,499
Denka Co. Ltd.	7,700	114,095
DIC Corp.	5,600	104,662
East Japan Railway Co.(1)	8,400	153,963
Eisai Co. Ltd.	6,000	246,414
Electric Power Development Co. Ltd.	13,500	229,324
ENEOS Holdings, Inc.	160,000	739,234
Ezaki Glico Co. Ltd.	6,000	154,896
Security	Shares	Value
Japan (continued)
Frontier Real Estate Investment Corp.(1)	72	$ 209,311
FUJIFILM Holdings Corp.	13,800	293,560
Fujitsu Ltd.	11,800	182,288
Fukuoka Financial Group, Inc.	8,300	220,469
GLP J-Reit	270	219,594
Hamamatsu Photonics KK	3,600	131,910
Hankyu Hanshin Holdings, Inc.	4,400	115,360
Hikari Tsushin, Inc.	400	65,009
Hirose Electric Co. Ltd.	1,040	110,392
Hisamitsu Pharmaceutical Co., Inc.	4,700	114,030
Honda Motor Co. Ltd.	38,900	442,588
House Foods Group, Inc.	7,700	151,712
Hulic Reit, Inc.	127	121,378
Inpex Corp.	11,800	176,762
Invincible Investment Corp.	244	109,322
Isuzu Motors Ltd.	14,200	179,954
Ito En Ltd.(1)	3,200	77,649
ITOCHU Corp.	7,100	320,315
Iwatani Corp.	8,200	465,616
Japan Logistics Fund, Inc.	71	126,594
Japan Metropolitan Fund Investment Corp.	214	129,198
Japan Petroleum Exploration Co. Ltd.	4,700	198,261
Japan Post Bank Co. Ltd.	23,900	242,592
Japan Post Holdings Co. Ltd.	24,400	234,320
Japan Post Insurance Co. Ltd.	9,300	174,599
Japan Prime Realty Investment Corp.(1)	103	222,878
Japan Real Estate Investment Corp.	67	227,206
Japan Tobacco, Inc.	18,300	492,300
Kagome Co. Ltd.	6,400	163,602
Kajima Corp.	5,200	99,617
Kaneka Corp.	6,400	165,773
Kansai Electric Power Co., Inc.	47,200	707,028
Kansai Paint Co. Ltd.(1)	8,900	115,862
Kao Corp.	9,900	408,397
Kawasaki Kisen Kaisha Ltd.	5,100	71,858
KDDI Corp.	37,700	1,046,129
KDX Realty Investment Corp.(1)	186	183,459
Keio Corp.	2,200	53,828
Keisei Electric Railway Co. Ltd.	2,300	85,682
Kewpie Corp.	4,800	96,836
Keyence Corp.	1,600	703,631
Kintetsu Group Holdings Co. Ltd.(1)	2,200	56,559
Kirin Holdings Co. Ltd.	19,400	283,193
Kobe Steel Ltd.	19,300	235,567
Komatsu Ltd.	5,800	173,166
Kuraray Co. Ltd.	8,500	94,172

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kyocera Corp.	13,600	$ 165,765
Kyowa Kirin Co. Ltd.	9,500	159,542
LaSalle Logiport REIT	165	165,492
Lion Corp.	17,300	155,146
Marubeni Corp.	7,500	133,623
Marui Group Co. Ltd.	6,800	103,862
Maruichi Steel Tube Ltd.	2,500	64,371
MatsukiyoCocokara & Co.	11,400	161,660
Mebuki Financial Group, Inc.	60,500	214,026
Medipal Holdings Corp.	12,500	196,038
MEIJI Holdings Co. Ltd.	6,000	134,246
Mitsubishi Chemical Group Corp.	27,100	158,098
Mitsubishi Corp.	19,700	450,530
Mitsubishi Electric Corp.	15,600	271,907
Mitsubishi Gas Chemical Co., Inc.	4,700	83,163
Mitsubishi HC Capital, Inc.	33,500	216,947
Mitsubishi Heavy Industries Ltd.	25,000	223,528
Mitsubishi Materials Corp.	7,200	140,706
Mitsui & Co. Ltd.	7,800	376,550
Mitsui Chemicals, Inc.	8,300	236,242
Mitsui OSK Lines Ltd.(1)	2,200	69,827
Mizuho Financial Group, Inc.	22,080	426,787
MS&AD Insurance Group Holdings, Inc.	15,600	280,473
Murata Manufacturing Co. Ltd.	16,500	301,491
NEC Corp.	3,600	260,647
NH Foods Ltd.	5,400	177,640
Nichirei Corp.	7,300	182,767
Nihon Kohden Corp.	5,900	160,412
Nintendo Co. Ltd.	27,800	1,355,777
Nippon Accommodations Fund, Inc.(1)	49	204,061
Nippon Building Fund, Inc.(1)	94	359,155
Nippon Express Holdings, Inc.	1,500	76,737
Nippon Kayaku Co. Ltd.	17,700	144,174
Nippon Paper Industries Co. Ltd.	10,000	69,526
Nippon Shinyaku Co. Ltd.	4,300	118,982
Nippon Shokubai Co. Ltd.	14,000	133,071
Nippon Steel Corp.	14,800	331,800
Nippon Telegraph & Telephone Corp.	1,070,300	1,155,562
Nippon Yusen KK	3,000	85,171
Nisshin Seifun Group, Inc.	12,500	163,061
Nissin Foods Holdings Co. Ltd.	6,600	176,125
Nitori Holdings Co. Ltd.	1,600	214,133
Nomura Real Estate Master Fund, Inc.	292	279,129
Nomura Research Institute Ltd.	6,700	162,126
NTT Data Group Corp.	10,500	164,197
Obayashi Corp.	10,500	117,188
Security	Shares	Value
Japan (continued)
Obic Co. Ltd.(1)	900	$ 115,620
Odakyu Electric Railway Co. Ltd.	5,100	57,338
Oji Holdings Corp.	48,300	189,192
Ono Pharmaceutical Co. Ltd.	17,600	253,499
Oracle Corp.	1,900	142,585
Oriental Land Co. Ltd.	7,300	201,420
Orix JREIT, Inc.	227	239,276
Osaka Gas Co. Ltd.	25,700	571,462
Otsuka Corp.	8,800	175,015
Otsuka Holdings Co. Ltd.	13,800	590,044
Pan Pacific International Holdings Corp.	4,600	108,036
Panasonic Holdings Corp.	23,100	201,627
Resona Holdings, Inc.	44,400	280,774
Ricoh Co. Ltd.	15,500	133,719
Rinnai Corp.(1)	5,100	110,504
Rohm Co. Ltd.(1)	6,400	91,999
Rohto Pharmaceutical Co. Ltd.	8,900	173,643
Ryohin Keikaku Co. Ltd.	9,000	144,981
Santen Pharmaceutical Co. Ltd.	16,700	161,307
Sapporo Holdings Ltd.	4,500	162,655
Sawai Group Holdings Co. Ltd.	3,400	126,702
Secom Co. Ltd.	2,000	138,925
Seiko Epson Corp.	12,300	202,335
Sekisui Chemical Co. Ltd.	11,000	160,028
Sekisui House Ltd.	8,600	197,631
Sekisui House Reit, Inc.(1)	380	194,712
Seven Bank Ltd.	101,900	182,154
SG Holdings Co. Ltd.	12,200	142,802
Shimadzu Corp.	4,900	133,123
Shimizu Corp.	15,300	94,775
Shionogi & Co. Ltd.	5,300	247,514
Shizuoka Financial Group, Inc.	10,200	95,205
SoftBank Corp.	60,800	733,350
Sompo Holdings, Inc.	8,000	158,321
Subaru Corp.	10,700	238,920
SUMCO Corp.	4,800	71,584
Sumitomo Chemical Co. Ltd.	82,600	176,472
Sumitomo Corp.	9,500	249,823
Sumitomo Electric Industries Ltd.	15,500	239,573
Sumitomo Mitsui Financial Group, Inc.	12,200	693,006
Sumitomo Mitsui Trust Holdings, Inc.	6,200	130,354
Suntory Beverage & Food Ltd.	5,700	185,451
Suzuken Co. Ltd.	5,100	150,622
Suzuki Motor Corp.	11,100	129,268
Taiheiyo Cement Corp.	9,500	217,289
Taisei Corp.	4,500	164,747

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	27,500	$ 722,757
Teijin Ltd.	12,200	119,019
TIS, Inc.	8,700	185,802
Tobu Railway Co. Ltd.	3,200	63,490
Tohoku Electric Power Co., Inc.	50,100	386,775
Tokai Carbon Co. Ltd.	18,400	122,073
Tokio Marine Holdings, Inc.	19,000	600,521
Tokyu Corp.	9,800	116,008
TOPPAN Holdings, Inc.	2,400	56,937
Toray Industries, Inc.	41,100	187,857
Tosoh Corp.	14,900	205,413
Toyo Seikan Group Holdings Ltd.	11,300	174,668
Toyo Suisan Kaisha Ltd.	3,100	193,856
Toyota Motor Corp.	59,400	1,354,829
Trend Micro, Inc.	3,900	192,185
United Urban Investment Corp.	262	251,047
USS Co. Ltd.	16,200	123,757
West Japan Railway Co.	4,900	93,009
Yakult Honsha Co. Ltd.	8,900	174,082
Yamaguchi Financial Group, Inc.	12,900	130,311
Yamato Holdings Co. Ltd.	6,600	87,164
Yamato Kogyo Co. Ltd.	3,200	171,933
Yamazaki Baking Co. Ltd.	5,700	137,959
Yokogawa Electric Corp.	10,000	220,958
Zeon Corp.	17,700	176,400
		$ 45,340,363
Netherlands — 4.3%
ABN AMRO Bank NV(1)(4)	28,000	$ 448,520
ASML Holding NV	2,344	2,041,654
ASR Nederland NV(1)	9,400	470,371
DSM-Firmenich AG	13,608	1,526,198
Euronext NV(4)	3,900	351,198
JDE Peet's NV(1)	24,360	541,269
Koninklijke Ahold Delhaize NV	44,412	1,348,090
Koninklijke KPN NV	179,514	652,378
Koninklijke Philips NV(3)	69,336	1,841,300
NN Group NV	9,850	454,389
NSI NV(1)	5,968	113,156
Pharming Group NV(1)(3)	127,000	118,281
Prosus NV	56,282	1,883,193
Randstad NV(1)	6,350	318,458
SBM Offshore NV(1)	23,217	342,999
Universal Music Group NV(1)	41,201	1,211,935
Van Lanschot Kempen NV	2,900	102,729
Security	Shares	Value
Netherlands (continued)
Vastned Retail NV(1)	7,610	$ 169,923
Wolters Kluwer NV	10,211	1,528,653
		$ 15,464,694
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	138,346	$ 544,948
Argosy Property Ltd.	225,595	149,155
Auckland International Airport Ltd.(1)	60,252	278,549
Contact Energy Ltd.(1)	70,451	359,680
EBOS Group Ltd.(1)	4,100	84,489
Fisher & Paykel Healthcare Corp. Ltd.	27,254	456,443
Goodman Property Trust(1)	267,638	358,949
Heartland Group Holdings Ltd.(1)	53,899	33,632
Infratil Ltd.	32,311	207,460
Meridian Energy Ltd.	52,500	185,161
SKYCITY Entertainment Group Ltd.(1)	181,639	190,355
Spark New Zealand Ltd.	154,931	435,380
Vulcan Steel Ltd.	20,400	99,456
Xero Ltd.(3)	6,628	514,586
		$ 3,898,243
Norway — 2.1%
Atea ASA	23,356	$ 298,183
Austevoll Seafood ASA	15,900	126,961
Borregaard ASA	13,695	234,581
Crayon Group Holding ASA(3)(4)	23,649	174,024
DNB Bank ASA	36,384	634,142
Elkem ASA(4)	88,300	154,288
Elmera Group ASA(4)	31,479	93,841
Entra ASA(3)(4)	11,383	104,757
Equinor ASA	37,489	997,521
Europris ASA(3)(4)	32,731	205,999
Gjensidige Forsikring ASA	15,800	253,326
Golden Ocean Group Ltd.	10,700	150,367
Grieg Seafood ASA	14,900	96,734
Hoegh Autoliners ASA	7,528	79,015
Kitron ASA	56,984	146,516
Kongsberg Gruppen ASA	5,270	372,026
Mowi ASA	27,800	488,082
MPC Container Ships ASA	91,500	147,076
Norske Skog ASA(4)	35,100	117,441
Opera Ltd. ADR(1)	7,000	87,360
Orkla ASA	49,932	339,658
Protector Forsikring ASA	5,000	101,074
REC Silicon ASA(3)	93,387	90,217
Scatec ASA(3)(4)	15,637	114,121

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	13,034	$ 364,127
Stolt-Nielsen Ltd.	4,000	170,331
Telenor ASA	58,657	674,365
Ultimovacs ASA(3)	6,000	3,734
Wallenius Wilhelmsen ASA	16,800	169,219
Yara International ASA	17,014	484,987
		$ 7,474,073
Portugal — 1.1%
Altri SGPS SA(1)	20,700	$ 114,066
Banco Comercial Portugues SA, Class R(3)	1,915,553	668,815
EDP - Energias de Portugal SA(3)	138,695	520,823
Galp Energia SGPS SA	31,666	680,222
Jeronimo Martins SGPS SA	27,221	559,983
Mota-Engil SGPS SA	83,200	360,072
Navigator Co. SA	123,108	543,744
NOS SGPS SA	75,448	260,598
REN - Redes Energeticas Nacionais SGPS SA(1)	47,100	113,723
		$ 3,822,046
Singapore — 4.3%
AEM Holdings Ltd.(1)	27,500	$ 47,065
BW LPG Ltd.(4)	18,991	274,241
CapitaLand Ascendas REIT	207,700	393,430
CapitaLand Ascott Trust	258,525	171,710
CapitaLand Integrated Commercial Trust	206,800	294,792
City Developments Ltd.	29,900	134,010
ComfortDelGro Corp. Ltd.	276,300	300,536
DBS Group Holdings Ltd.	51,590	1,313,347
Flex Ltd.(3)	55,600	1,592,940
Frasers Centrepoint Trust	125,300	198,480
Genting Singapore Ltd.	1,320,600	881,328
Haw Par Corp. Ltd.	16,900	121,383
Jardine Cycle & Carriage Ltd.	16,200	312,632
Keppel Ltd.	118,600	593,226
Keppel REIT	302,800	194,426
Lendlease Global Commercial REIT(1)	252,800	100,546
Mapletree Industrial Trust	157,310	260,480
Nanofilm Technologies International Ltd.(1)(2)	467,300	220,719
Netlink NBN Trust(2)	515,700	322,740
Oversea-Chinese Banking Corp. Ltd.	93,500	970,676
Parkway Life Real Estate Investment Trust	33,400	87,672
Raffles Medical Group Ltd.	240,800	176,352
SATS Ltd.(3)	163,800	300,816
Sembcorp Industries Ltd.	191,600	748,787
Sheng Siong Group Ltd.	356,700	404,351
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	40,800	$ 278,318
Singapore Post Ltd.	292,300	96,236
Singapore Technologies Engineering Ltd.	151,200	444,147
Singapore Telecommunications Ltd.(6)	913,500	1,584,260
Singapore Telecommunications Ltd.(6)	84,700	147,580
Suntec Real Estate Investment Trust(1)	241,900	190,710
UMS Holdings Ltd.	83,625	82,107
Venture Corp. Ltd.	37,400	396,262
Wilmar International Ltd.	658,600	1,548,087
		$ 15,184,392
Spain — 4.2%
ACS Actividades de Construccion y Servicios SA	15,640	$ 626,389
Almirall SA(1)	23,324	212,869
Banco Bilbao Vizcaya Argentaria SA	72,109	779,785
Banco de Sabadell SA	169,606	323,982
Bankinter SA(1)	29,708	234,817
CaixaBank SA	73,166	385,845
Cia de Distribucion Integral Logista Holdings SA	12,197	331,751
Enagas SA	10,500	153,993
Ence Energia y Celulosa SA	53,521	190,623
Ferrovial SE	29,100	1,046,592
Grifols SA(3)	49,695	454,831
Iberdrola SA(1)	128,618	1,577,059
Indra Sistemas SA(1)	17,300	330,721
Industria de Diseno Textil SA(1)	40,803	1,857,799
Laboratorios Farmaceuticos Rovi SA	3,948	354,309
Mapfre SA	69,417	167,473
Merlin Properties Socimi SA	64,351	723,894
Redeia Corp. SA	15,578	260,053
Repsol SA	119,566	1,876,717
Telefonica SA	453,915	2,033,356
Tubacex SA	28,949	96,678
Unicaja Banco SA(4)	101,024	131,963
Vidrala SA	3,822	401,900
Viscofan SA(1)	6,168	392,157
		$ 14,945,556
Sweden — 4.2%
AcadeMedia AB(4)	13,600	$ 62,179
Alfa Laval AB(1)	2,550	108,566
Arjo AB, Class B	29,560	124,063
Assa Abloy AB, Class B	7,310	193,140
Atlas Copco AB, Class B	15,200	227,912
Atrium Ljungberg AB, Class B	7,700	136,097
Attendo AB(4)	28,200	106,356

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Betsson AB, Class B	10,576	$ 116,901
Bilia AB, Class A(1)	7,790	97,842
Billerud Aktiebolag(1)	31,576	261,880
BioArctic AB(1)(3)(4)	4,601	80,963
BioGaia AB, Class B	14,545	154,883
Boliden AB(1)	17,900	588,278
BoneSupport Holding AB(3)(4)	8,100	164,601
Calliditas Therapeutics AB, Class B(1)(3)	8,300	82,671
Camurus AB(3)	4,340	194,621
Catena AB(1)	3,500	153,177
Cibus Nordic Real Estate AB(1)	5,400	70,330
Dios Fastigheter AB(1)	19,400	148,223
Electrolux AB, Class B(1)(3)	7,800	67,823
Elekta AB, Class B	29,760	211,916
Epiroc AB, Class A	7,626	140,985
Epiroc AB, Class B	7,415	122,911
Essity AB, Class B	68,337	1,704,991
Evolution AB(4)	5,726	632,638
Fabege AB	17,418	133,218
H & M Hennes & Mauritz AB, Class B	19,300	306,769
Hemnet Group AB	6,200	161,130
Hexagon AB, Class B(1)	74,900	783,527
Holmen AB, Class B(1)	8,987	350,019
Hufvudstaden AB, Class A(1)	13,759	159,818
Investor AB, Class A	7,195	175,245
Investor AB, Class B(1)	18,400	450,666
Kindred Group PLC SDR	12,900	144,546
L E Lundbergforetagen AB, Class B(1)	2,400	118,291
Loomis AB	3,200	81,782
Millicom International Cellular SA SDR(3)	10,400	213,393
Modern Times Group MTG AB, Class B(3)	20,400	174,756
Munters Group AB(4)	3,200	63,799
Mycronic AB	5,660	196,991
Nyfosa AB	14,073	121,743
Olink Holding AB ADR(3)	7,400	170,422
Orron Energy AB(1)(3)	29,152	19,184
Pandox AB(1)	10,372	160,397
Paradox Interactive AB	8,600	130,024
Saab AB, Class B	1,591	125,957
Sagax AB, Class D	49,100	136,152
Scandic Hotels Group AB(1)(3)(4)	18,700	98,042
Securitas AB, Class B(1)	6,891	69,059
Skandinaviska Enskilda Banken AB, Class A	27,300	357,532
Skanska AB, Class B(1)	5,700	97,916
SKF AB, Class B	6,500	133,627
SkiStar AB(1)	4,900	67,877
Security	Shares	Value
Sweden (continued)
Spotify Technology SA(3)	1,200	$ 336,528
Stillfront Group AB(3)	88,200	83,819
Svenska Cellulosa AB SCA, Class B	33,297	487,976
Svenska Handelsbanken AB, Class A	27,475	235,607
Swedbank AB, Class A	11,851	226,618
Swedish Orphan Biovitrum AB(3)	15,239	393,365
Tele2 AB, Class B	25,840	241,011
Telefonaktiebolaget LM Ericsson, Class B	115,388	585,581
Telia Co. AB	107,400	245,675
Tethys Oil AB	12,500	41,299
Trelleborg AB, Class B	1,319	46,485
Volvo AB, Class A	2,100	55,306
Volvo AB, Class B	12,650	321,983
Wallenstam AB, Class B(1)	43,000	190,079
Wihlborgs Fastigheter AB(1)	24,144	202,221
		$ 14,849,382
Switzerland — 8.3%
ABB Ltd.	33,284	$ 1,617,218
ALSO Holding AG	1,032	254,199
Avolta AG(1)(3)	6,186	233,935
Baloise Holding AG	2,748	415,258
Banque Cantonale Vaudoise(1)	2,902	303,475
BKW AG	1,229	182,430
Cembra Money Bank AG	4,048	309,471
Cie Financiere Richemont SA, Class A	24,700	3,414,208
DKSH Holding AG	3,161	206,000
Flughafen Zurich AG	667	133,534
Forbo Holding AG	151	174,404
Galenica AG(4)	4,789	366,446
Givaudan SA	492	2,104,170
Helvetia Holding AG(1)	2,514	328,845
Holcim AG	25,148	2,105,081
Huber & Suhner AG	3,060	243,422
Intershop Holding AG	1,170	156,777
Kuehne & Nagel International AG	1,484	392,216
Landis & Gyr Group AG	4,448	329,081
Logitech International SA	15,642	1,217,842
Nestle SA	41,003	4,116,708
Novartis AG	20,129	1,953,670
PSP Swiss Property AG	4,783	591,281
Roche Holding AG	6,978	1,672,028
Schindler Holding AG	493	120,121
Schindler Holding AG PC	1,530	381,362
SFS Group AG(1)	1,848	219,186
SGS SA	5,275	464,493

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Stadler Rail AG	9,144	$ 271,276
Swatch Group AG(1)	4,878	202,239
Swatch Group AG, Bearer Shares	1,819	382,192
Swiss Life Holding AG	736	496,620
Swiss Prime Site AG	7,045	650,485
Swiss Re AG	6,955	756,046
Swisscom AG	2,008	1,101,602
u-blox Holding AG(1)	1,652	152,823
Valiant Holding AG	2,200	256,821
Zurich Insurance Group AG	2,789	1,350,005
		$ 29,626,970
United Kingdom — 8.7%
Admiral Group PLC	8,300	$ 282,508
Airtel Africa PLC(4)	207,600	286,686
Assura PLC	414,500	212,211
AstraZeneca PLC	12,634	1,910,878
Aviva PLC	52,589	305,340
B&M European Value Retail SA	40,600	262,015
BAE Systems PLC	26,433	439,639
Balfour Beatty PLC	28,400	128,793
Berkeley Group Holdings PLC	4,063	238,602
Big Yellow Group PLC	17,197	231,340
BP PLC	24,100	155,340
British American Tobacco PLC	27,900	819,040
British Land Co. PLC	45,700	220,372
BT Group PLC	375,800	480,574
Bunzl PLC	6,800	260,765
Centamin PLC	159,300	240,555
Centrica PLC	473,500	755,835
Compass Group PLC	31,363	872,321
Computacenter PLC	11,000	352,665
Darktrace PLC(3)	25,900	193,340
Derwent London PLC	8,900	228,045
Direct Line Insurance Group PLC	42,288	98,180
Endeavour Mining PLC	9,200	194,793
Flutter Entertainment PLC(3)	5,824	1,078,948
Fresnillo PLC	32,200	223,010
Glencore PLC	150,700	876,857
Grainger PLC	69,506	221,744
Great Portland Estates PLC	23,683	115,371
GSK PLC	42,600	883,818
Hays PLC	79,300	91,064
Hiscox Ltd.	11,000	168,695
HSBC Holdings PLC	135,984	1,178,703
Inchcape PLC	17,200	171,431
Security	Shares	Value
United Kingdom (continued)
Informa PLC	73,700	$ 729,622
InterContinental Hotels Group PLC	3,400	331,615
Intertek Group PLC	4,100	252,341
Johnson Matthey PLC	9,541	208,951
Land Securities Group PLC	52,900	427,541
London Stock Exchange Group PLC	4,313	475,465
Manchester United PLC, Class A(1)(3)	12,618	204,412
Moneysupermarket.com Group PLC	45,000	120,564
National Grid PLC	151,065	1,981,543
NCC Group PLC	72,058	121,832
Next PLC	2,800	314,042
Pearson PLC	26,214	318,076
Primary Health Properties PLC	125,322	143,443
QinetiQ Group PLC	30,200	128,884
Reckitt Benckiser Group PLC	11,800	659,703
RELX PLC	17,380	714,090
Rentokil Initial PLC	52,700	266,028
Rio Tinto PLC	14,942	1,010,987
Sage Group PLC	65,100	944,008
Shaftesbury Capital PLC	186,585	312,325
Shell PLC	72,003	2,559,606
Smiths Group PLC	12,200	245,951
Spectris PLC	11,200	463,267
Spirent Communications PLC	155,600	376,128
Standard Chartered PLC	36,700	315,309
Supermarket Income REIT PLC	214,900	194,124
U.K. Commercial Property REIT Ltd.	180,544	151,536
Unilever PLC	25,321	1,309,876
UNITE Group PLC	16,300	188,437
Vodafone Group PLC	1,077,900	908,995
Weir Group PLC	9,500	242,415
Whitbread PLC	6,200	244,359
		$ 31,044,953
Total Common Stocks (identified cost $299,812,235)		$351,107,641

Rights — 0.0%(7)
Security	Shares	Value
Australia — 0.0%(7)
NEXTDC Ltd., Exp. 5/2/24(3)	11,316	$ 9,456
Total Rights (identified cost $0)		$ 9,456

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(3)(5)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.2%
Affiliated Fund — 0.0%(7)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	9,008	$ 9,008
Total Affiliated Fund (identified cost $9,008)		$ 9,008

Securities Lending Collateral — 6.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(9)	21,862,575	$ 21,862,575
Total Securities Lending Collateral (identified cost $21,862,575)		$ 21,862,575
Total Short-Term Investments (identified cost $21,871,583)		$ 21,871,583

Total Investments — 104.9% (identified cost $321,683,818)	$372,988,680
Other Assets, Less Liabilities — (4.9)%	$(17,420,978)
Net Assets — 100.0%	$355,567,702
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2024. The aggregate market value of securities on loan at April 30, 2024 was $35,153,397 and the total market value of the collateral received by the Fund was $37,787,769, comprised of cash of $21,862,575 and U.S. government and/or agencies securities of $15,925,194.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $1,525,919 or 0.4% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $7,986,691 or 2.2% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Amount is less than 0.05%.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.6%	$41,139,286
Industrials	11.1	39,629,112
Health Care	10.2	36,372,293
Consumer Discretionary	10.1	35,796,078
Consumer Staples	10.0	35,402,114
Materials	9.2	32,643,886
Information Technology	8.6	30,766,721
Communication Services	8.6	30,725,394
Real Estate	7.3	25,832,904
Utilities	7.0	25,085,374
Energy	5.0	17,723,935
Short-Term Investments	6.2	21,871,583
Total Investments	104.9%	$372,988,680
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Parametric
International Equity Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2024.
Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,008, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$662,721	$7,165,530	$(7,819,243)	$ —	$ —	$9,008	$2,709	9,008
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 1,592,940	$107,569,637	$0	$109,162,577
Developed Europe	3,110,911	231,230,153	0	234,341,064
Developed Middle East	942,411	6,661,589	—	7,604,000
Total Common Stocks	$ 5,646,262	$345,461,379**	$0	$351,107,641
Rights	$ 9,456	$ —	$ —	$ 9,456
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	9,008	—	—	9,008
Securities Lending Collateral	21,862,575	—	—	21,862,575
Total Investments	$27,527,301	$345,461,379	$0	$372,988,680
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.